INVESTMENTS IN SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2022
Interests In Other Entities [Abstract]
Schedule of interests in subsidiaries
The following table presents the partnership’s material subsidiaries as of December 31, 2022 and 2021:

	Jurisdiction of formation	Economic interest		Voting interest
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Subsidiary of the partnership(1)	Bermuda	36%	36%	100%	100%
Holding entities of the Operating Partnership	Various	100%	100%	100%	100%
Real estate subsidiaries of the holding entities
BPO	Canada	100%	100%	100%	100%
Australia Office(2)	Canada	100%	100%	100%	100%
U.S. Retail(3)	United States	100%	100%	100%	100%
U.K. Short Stay(4)	United Kingdom	27%	27%	—%	—%
Korea Mixed-use(4)	South Korea	22%	22%	—%	—%
U.K. Student Housing(4)	Bermuda	25%	25%	—%	—%
U.S. Hospitality	United States	23%	—%	—%	—%
U.S. Manufactured Housing(4)	United States	24%	26%	—%	—%
(1)BPY holds all managing general partner units of the Operating Partnership and therefore has the power to direct the relevant activities and affairs of the Operating Partnership. The managing general partner units represent 36% and 36% of the total number of the Operating Partnership’s units at December 31, 2022 and 2021, respectively.
(2)This entity holds certain Australian properties not held through BPO.
(3)The partnership controls BPYU as it held 100% of the voting stock of BPYU through its 100% ownership of the BPYU Class B and Class C shares.
(4)The partnership holds its economic interest in these assets primarily through limited partnership interests in Brookfield-sponsored real estate funds. By their nature, limited partnership interests do not have any voting rights. The partnership has entered into voting agreements to provide the partnership with the ability to contractually direct the relevant activities of the investees.
The table below shows details of non-wholly owned subsidiaries of the partnership that have material non-controlling interests:

	Jurisdiction of formation	Proportion of economic interests held by non- controlling interests		Non-controlling interests: Interests of others in operating subsidiaries and properties
(US$ Millions)		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Corporate Holding Entities(2)	Bermuda/Canada	—%	—%	$5,033	$3,871
BPO(1)	Canada	—%	—%	2,835	5,020
U.K Student Housing(4)	Bermuda	75%	75%	1,594	1,190
U.S. Retail(3)	United States	—%	—%	1,280	1,274
U.S. Manufactured Housing(4)	United States	76%	74%	1,191	932
Korea Mixed-use(4)	South Korea	78%	78%	936	936
U.K. Short Stay(4)	United Kingdom	73%	73%	756	799
U.S. Hospitality(4)(5)	United States	77%	—%	724	—
Other LP Investments	Various	33% - 99%	33% -82%	3,735	5,684
Total				$18,084	$19,706
(1)    Includes non-controlling interests in BPO subsidiaries which vary from 1% - 100%.
(2)     Includes non-controlling interests in various corporate entities of the partnership
(3)    Includes non-controlling interests in BPYU subsidiaries.
(4)    Includes non-controlling interests representing interests held by other investors in Brookfield-sponsored real estate funds and holding entities through which the partnership participates in such funds. Also includes non-controlling interests in underlying operating entities owned by these funds.
(5)    Includes non-controlling interests acquired as part of the Manager Arrangement during the fourth quarter of 2022.
The summarized financial information below represents amounts before intercompany eliminations.

	Dec. 31, 2022
					Equity attributable to
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Non- controlling interests	Owners of the entity
Corporate Holding Entities	$6,385	$579	$6,087	$7,877	$5,457	$(12,457)
BPO	4,304	33,911	10,656	14,390	3,129	10,040
U.K. Student Housing	2,255	—	114	—	1,594	547
U.S. Retail	561	29,681	2,293	11,559	1,280	15,110
U.S. Manufactured Housing	61	4,279	2,593	178	1,191	378
Korea Mixed-use	167	3,745	64	2,642	936	270
U.K. Short Stay	197	4,419	485	3,068	756	307
U.S. Hospitality	159	3,530	373	2,378	724	214
Total	$14,089	$80,144	$22,665	$42,092	$15,067	$14,409

	Dec. 31, 2021
					Equity attributable to
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Non- controlling interests	Owners of the entity
Corporate Holding Entities	$3,991	$3,120	$6,242	$13,647	$4,249	$(17,027)
BPO	7,168	40,341	9,664	16,648	5,232	15,965
U.K. Student Housing	62	3,562	1,378	651	1,190	405
U.S. Retail	1,051	29,534	3,023	11,333	1,274	14,955
U.S. Manufactured Housing	86	3,843	11	2,688	932	298
Korea Mixed-use	3,972	—	83	2,683	936	270
U.K. Short Stay	338	4,701	350	3,586	799	304
Total	$16,668	$85,101	$20,751	$51,236	$14,612	$15,170

	Year ended Dec. 31, 2022
		Attributable to non-controlling interests			Attributable to owners of the partnership
(US$ Millions)	Revenue	Net income (loss)	Total compre-hensive income	Distributions	Net income (loss)	Total compre-hensive income
Corporate Holding Entities	$406	$36	$59	$113	$(20)	$156
BPO	2,105	124	106	24	(759)	(802)
U.K. Student Housing	191	492	482	65	148	134
U.S. Retail	1,557	(2)	2	4	165	203
U.S. Manufactured Housing	287	254	254	13	81	81
Korea Mixed-use	228	28	—	—	8	(28)
U.K. Short Stay	794	44	114	151	16	114
Total	$5,568	$976	$1,017	$370	$(361)	$(142)

	Year ended Dec. 31, 2021
		Attributable to non-controlling interests			Attributable to owners of the partnership
(US$ Millions)	Revenue	Net income (loss)	Total compre-hensive income	Distributions	Net income (loss)	Total compre-hensive income
Corporate Holding Entities	$444	$(7)	$(11)	$389	$(122)	$(48)
BPO	2,151	264	257	79	494	482
U.K. Student Housing	160	204	191	—	69	51
U.S. Retail	1,511	(22)	(22)	10	(126)	(101)
U.S. Manufactured Housing	266	572	572	675	183	183
Korea Mixed-use	211	364	304	—	105	28
U.K. Short Stay	546	(52)	26	—	(20)	108
Total	$5,289	$1,323	$1,317	$1,153	$583	$703

	Year ended Dec. 31, 2020
		Attributable to non-controlling interests			Attributable to owners of the partnership
(US$ Millions)	Revenue	Net income (loss)	Total compre-hensive income	Distributions	Net income (loss)	Total compre-hensive income
Corporate Holding Entities	$455	$1	$1	$—	$(50)	$385
BPO	2,079	142	152	69	(37)	7
U.K. Student Housing	129	63	99	8	21	33
U.S. Retail	1,612	(211)	(214)	16	(1,974)	(1,999)
U.S. Manufactured Housing	252	281	281	11	90	90
Korea Mixed-use	268	(187)	(187)	—	(177)	(177)
U.K. Short Stay	189	128	174	5	37	50
Total	$4,984	$217	$306	$109	$(2,090)	$(1,611)